CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital [member]	Additional paid-in capital [member]	Retained earnings [member]	Foreign currency translation reserve [member]	Investment revaluation reserve [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2014	$ 127,479	$ 40,324	$ 50,276	$ 37,590	$ (711)	$ 0	$ 127,479	$ 0
Number of shares issued at beginning of period (in shares) at Dec. 31, 2014	33,603,900
Issuance of shares under share-based compensation plan (see note 29.1)	$ 2,551	673	1,878				2,551
Issuance of shares in connection with the initial public offering (see note 29.1) (in shares)	560,649
Issuance of shares under subscription agreement (see note 29.1)	$ 900	53	847				900
Issuance of shares under share-based compensation plan (see note 29.1) (in shares)	43,857
Share-based compensation plan (see note 22)	$ 5,903		5,903				5,903
Other comprehensive (loss) income for the year	(1,301)				(1,353)	52	(1,301)
Acquisition of non-controlling interest (see note 23)	83		0				0	83
Noncontrolling interest, recall (call) of call and put options	(7,050)		(7,050)				(7,050)
Net income for the year	31,620			31,653			31,653	(33)
Equity at end of period at Dec. 31, 2015	$ 160,185	41,050	51,854	69,243	(2,064)	52	160,135	50
Number of shares issued at end of period (in shares) at Dec. 31, 2015	34,208,406
Issuance of shares under subscription agreement (see note 29.1)	$ 2,178	311	1,867				2,178
Issuance of shares under share-based compensation plan (see note 29.1) (in shares)	258,915
Issuance of shares for payments of Huddle minority interest (note 29.1)	$ 305	13	292				305
Issuance of shares for payments of Huddle minority interest (note 29.1) (in shares)	11,213
Issuance of shares under subscription agreement (see note 29.1)	$ 6,420	202	6,218				6,420
Issuance of shares under subscription agreement (see note 29.1) (in shares)	169,109
Share-based compensation plan (see note 22)	$ 2,559		2,559				2,559
Other comprehensive (loss) income for the year	1,051				1,103	(52)	1,051
Net income for the year	35,862			35,876			35,876	(14)
Equity at end of period at Dec. 31, 2016	$ 208,560	41,576	62,790	105,119	(961)	0	208,524	36
Number of shares issued at end of period (in shares) at Dec. 31, 2016	34,647,643
Issuance of shares under subscription agreement (see note 29.1)	$ 8,437	511	7,926				8,437
Issuance of shares under share-based compensation plan (see note 29.1) (in shares)	425,640
Issuance of shares under subscription agreement (see note 29.1)	$ 5,695	184	5,511				5,695
Issuance of shares under subscription agreement (see note 29.1) (in shares)	153,481
Share-based compensation plan (see note 22)	$ 10,501		10,501				10,501
Other comprehensive (loss) income for the year	(292)				(265)	(27)	(292)
Net income for the year	30,463			30,539			30,539	(76)
Equity at end of period at Dec. 31, 2017	$ 263,364	$ 42,271	$ 86,728	$ 135,658	$ (1,226)	$ (27)	$ 263,404	$ (40)
Number of shares issued at end of period (in shares) at Dec. 31, 2017	35,226,764